FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks		£ 40,213		£ 58,521	[1]
Items in the course of collection from banks		645		755	[1]
Financial assets at fair value through profit or loss		23,256		49,164	[1]
Derivative financial instruments		11,293	[2]	23,792	[1]
Loans and advances to banks		3,692		4,183	[1]
Loans and advances to customers		464,044		460,955	[1]
Debt securities		5,095		3,308	[1]
Due from fellow Lloyds Banking Group undertakings		1,878
Financial assets at amortised cost		474,709		474,641	[1]
Available-for-sale financial assets				39,717
Financial assets at fair value through other comprehensive income		24,368		42,535	[1]
Total financial assets		574,484
Total financial liabilities		544,815
Deposits from banks		26,263		28,888	[1]
Customer deposits		391,251		418,124	[1]
Due to fellow Lloyds Banking Group undertakings		19,663
Items in course of transmission to banks		615		579	[1]
Financial liabilities at fair value through profit or loss		17,730		50,932	[1]
Derivative financial instruments		10,911		24,699	[1]
Notes in circulation		1,104
Debt securities in issue		64,533		61,817	[1]
Subordinated liabilities		12,745		14,782	[1]
The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks				58,521		£ 47,452
Items in the course of collection from banks				755
Financial assets at fair value through profit or loss				45,608
Derivative financial instruments	[3]			24,152
Loans and advances to banks				4,274		5,583
Loans and advances to customers				465,555
Debt securities				3,637
Due from fellow Lloyds Banking Group undertakings				6,195
Financial assets at amortised cost	[1]			479,661
Available-for-sale financial assets				41,717
Assets of continuing operations				650,414
Assets in the disposal group (note 13)				130,853
Total financial assets				781,267
Total financial liabilities				741,834
Deposits from banks				28,888
Customer deposits	[1]			418,124
Due to fellow Lloyds Banking Group undertakings				13,237
Items in course of transmission to banks				579
Financial liabilities at fair value through profit or loss				50,874
Derivative financial instruments				24,699
Notes in circulation				1,313
Debt securities in issue				61,865
Subordinated liabilities				14,782		17,258
Liabilities of continuing operations				614,361
Liabilities in the disposal group (note 13)				127,473
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks		37,632	[1]	55,835
Items in the course of collection from banks		464	[1]	490
Financial assets at fair value through profit or loss		20,843	[1]	43,264
Derivative financial instruments		15,431	[1]	26,764
Loans and advances to banks		3,153	[1]	3,525
Loans and advances to customers		172,315	[1]	170,114
Debt securities		4,960	[1]	3,182
Due from fellow Lloyds Banking Group undertakings		153,585
Financial assets at amortised cost		334,013	[1]	342,199
Available-for-sale financial assets				38,937
Financial assets at fair value through other comprehensive income		23,208	[1]	41,623
Total financial assets		431,591
Total financial liabilities		415,026
Deposits from banks		5,320	[1]	7,538
Customer deposits		229,402	[1]	234,397
Due to fellow Lloyds Banking Group undertakings		88,383
Items in course of transmission to banks		341	[1]	304
Financial liabilities at fair value through profit or loss		17,719	[1]	51,045
Derivative financial instruments		14,546	[1]	28,267
Debt securities in issue		49,787	[1]	48,158
Subordinated liabilities		9,528	[1]	9,341
The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks				55,835		44,595
Items in the course of collection from banks				490
Financial assets at fair value through profit or loss				43,977
Derivative financial instruments				26,764
Loans and advances to banks				3,611		4,379
Loans and advances to customers				170,804
Debt securities				3,182
Due from fellow Lloyds Banking Group undertakings				163,460
Financial assets at amortised cost				341,057
Available-for-sale financial assets				42,566
Total financial assets				510,689
Total financial liabilities				491,819
Deposits from banks				7,538
Customer deposits				234,397
Due to fellow Lloyds Banking Group undertakings				112,769
Items in course of transmission to banks				304
Financial liabilities at fair value through profit or loss				51,045
Derivative financial instruments				28,267
Debt securities in issue				48,158
Subordinated liabilities				9,341		£ 10,575
Held at amortised cost [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks		40,213
Items in the course of collection from banks		645
Loans and advances to banks		3,692
Loans and advances to customers		464,044
Debt securities		5,095
Due from fellow Lloyds Banking Group undertakings		1,878
Financial assets at amortised cost		474,709
Total financial assets		515,567
Total financial liabilities		516,174
Deposits from banks		26,263
Customer deposits		391,251
Due to fellow Lloyds Banking Group undertakings		19,663
Items in course of transmission to banks		615
Notes in circulation		1,104
Debt securities in issue		64,533
Subordinated liabilities		12,745
Held at amortised cost [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks				58,521
Items in the course of collection from banks				755
Loans and advances to banks				4,274
Loans and advances to customers				465,555
Debt securities				3,637
Due from fellow Lloyds Banking Group undertakings				6,195
Financial assets at amortised cost				479,661
Assets of continuing operations				538,937
Assets in the disposal group (note 13)				2,337
Total financial assets				541,274
Total financial liabilities				543,843
Deposits from banks				28,888
Customer deposits				418,124
Due to fellow Lloyds Banking Group undertakings				13,237
Items in course of transmission to banks				579
Notes in circulation				1,313
Debt securities in issue				61,865
Subordinated liabilities				14,782
Liabilities of continuing operations				538,788
Liabilities in the disposal group (note 13)				5,055
Held at amortised cost [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks		37,632
Items in the course of collection from banks		464
Loans and advances to banks		3,153
Loans and advances to customers		172,315
Debt securities		4,960
Due from fellow Lloyds Banking Group undertakings		153,585
Financial assets at amortised cost		334,013
Total financial assets		372,109
Total financial liabilities		382,761
Deposits from banks		5,320
Customer deposits		229,402
Due to fellow Lloyds Banking Group undertakings		88,383
Items in course of transmission to banks		341
Debt securities in issue		49,787
Subordinated liabilities		9,528
Held at amortised cost [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks				55,835
Items in the course of collection from banks				490
Loans and advances to banks				3,611
Loans and advances to customers				170,804
Debt securities				3,182
Due from fellow Lloyds Banking Group undertakings				163,460
Financial assets at amortised cost				341,057
Total financial assets				397,382
Total financial liabilities				412,507
Deposits from banks				7,538
Customer deposits				234,397
Due to fellow Lloyds Banking Group undertakings				112,769
Items in course of transmission to banks				304
Debt securities in issue				48,158
Subordinated liabilities				9,341
Held for trading at fair value through profit or loss [member] | Mandatorily held at fair value through profit or loss [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss		19,462
Derivative financial instruments		9,810
Total financial assets		29,272
Total financial liabilities		20,347
Financial liabilities at fair value through profit or loss		10,543
Derivative financial instruments		9,804
Held for trading at fair value through profit or loss [member] | Mandatorily held at fair value through profit or loss [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss		19,420
Derivative financial instruments		14,999
Total financial assets		34,419
Total financial liabilities		23,917
Financial liabilities at fair value through profit or loss		10,686
Derivative financial instruments		13,231
Held for trading at fair value through profit or loss [member] | Designated at fair value through profit or loss [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss				42,830
Derivative financial instruments				22,252
Assets of continuing operations				65,082
Assets in the disposal group (note 13)				3,465
Total financial assets				68,547
Total financial liabilities				69,044
Financial liabilities at fair value through profit or loss				43,062
Derivative financial instruments				22,835
Liabilities of continuing operations				65,897
Liabilities in the disposal group (note 13)				3,147
Held for trading at fair value through profit or loss [member] | Designated at fair value through profit or loss [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss				42,839
Derivative financial instruments				25,990
Total financial assets				68,829
Total financial liabilities				69,421
Financial liabilities at fair value through profit or loss				43,233
Derivative financial instruments				26,188
Other [member] | Mandatorily held at fair value through profit or loss [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss		3,794
Total financial assets		3,794
Other [member] | Mandatorily held at fair value through profit or loss [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss		1,423
Total financial assets		1,423
Other [member] | Designated at fair value through profit or loss [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss				2,778
Assets of continuing operations				2,778
Assets in the disposal group (note 13)				125,051
Total financial assets				127,829
Total financial liabilities				7,812
Financial liabilities at fair value through profit or loss				7,812
Liabilities of continuing operations				7,812
Other [member] | Designated at fair value through profit or loss [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss				1,138
Total financial assets				1,138
Total financial liabilities				7,812
Financial liabilities at fair value through profit or loss				7,812
Derivatives designated as hedging instruments [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments		1,483
Total financial assets		1,483
Total financial liabilities		1,107
Derivative financial instruments		1,107
Derivatives designated as hedging instruments [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments				1,900
Assets of continuing operations				1,900
Total financial assets				1,900
Total financial liabilities				1,864
Derivative financial instruments				1,864
Liabilities of continuing operations				1,864
Derivatives designated as hedging instruments [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments		432
Total financial assets		432
Total financial liabilities		1,315
Derivative financial instruments		1,315
Derivatives designated as hedging instruments [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments				774
Total financial assets				774
Total financial liabilities				2,079
Derivative financial instruments				2,079
At fair value through other comprehensive income [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income		24,368
Total financial assets		24,368
At fair value through other comprehensive income [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income		23,208
Total financial assets		23,208
Designated at fair value through profit or loss [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Total financial liabilities		7,187
Financial liabilities at fair value through profit or loss		7,187
Designated at fair value through profit or loss [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Total financial liabilities		7,033
Financial liabilities at fair value through profit or loss		£ 7,033
Available-for-sale Securities [Member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Available-for-sale financial assets				41,717
Assets of continuing operations				41,717
Total financial assets				41,717
Available-for-sale Securities [Member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Available-for-sale financial assets				42,566
Total financial assets				42,566
Insurance contracts [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Total financial liabilities				119,271
Liabilities in the disposal group (note 13)				£ 119,271

[1]	See note 50.
[2]	Credit ratings equal to or better than 'BBB'.
[3]	Other comprises sub-investment grade (2018: 1,282 million for the Group and 488 million for the Bank; 2017: 1,878 million for the Group and 623 million for the Bank) and not rated (2018: 54 million for the Group and 52 million for the Bank; 2017: 95 million for the Group and 93 million for the Bank).